Other liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Current [Abstract]
Taxes payable	$ 54,177	$ 49,518
Salaries payable	37,927	27,128
Purchase price payable for acquisition	3,744	0
Promissory notes issued	15,879	0
Others	2,494	2,368
Total other current liabilities	$ 114,221	$ 79,014